Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001966494
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	CARGO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41859
Entity Tax Identification Number	84-4080422
Entity Address, Address Line One	1900 Alameda De Las Pulgas
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	379-6143
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CRGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false